Share-Based Payments	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Payments

NOTE 11 – SHARE-BASED PAYMENTS

Restricted common stock

On May 20, 2019, the Company agreed to issue 8,000,000 shares of the Company’s common stock with vesting terms to a consultant for services (see Note 12). 1,000,000 shares vested immediately, and the balance of 7,000,000 shares will vest 625,000 shares per quarter over 2.8 years. In the event the consultants service with the Company terminates, any or all of the shares of common stock held by such recipient that have not vested as of the date of termination are forfeited to the Company in accordance with such restricted grant agreement.

The total fair value of the 8,000,000 shares was determined to be $4,000,000 based on the price per shares of a contemporaneous private placement of the Company’s common stock on the date granted. The Company accounts for the share awards using a graded vesting attribution method over the requisite service period, as if each tranche were a separate award. During the year ended December 31, 2019, total share-based expense recognized related to vested restricted shares totaled $2,317,868. At December 31, 2019, there was $1,628,132 of unvested compensation related to these awards that will be amortized over a remaining vesting period of 2.3 years.

The following table summarizes restricted common stock activity for the year ended December 31, 2019:

	Number of shares	Fair value of shares
Non-vested shares, January 1, 2019	-	$-
Granted	8,000,000	4,000,000
Vested	(2,250,000)	(2,317,868)
Forfeited	-	-
Non-vested shares, December 31, 2019	5,750,000	$1,682,132

As of December 31, 2019, no shares have been issued and 2,250,000 vested shares are included in shares to be issued on the accompanying financial statements

Common stock issued for services

During the year ended December 31, 2019, the Company issued 212,505 shares of common stock to a consultant for services rendered. The shares were valued at $106,253 based on the price per share of a contemporaneous private placement of the Company’s common stock on the date granted and included in selling, general, and administrative expense on the accompanying financial statements.

Stock Options

During the year ended December 31, 2019, the Company issued options exercisable into 3,290,000 shares of common stock. 1,800,000 options vested immediately, and the balance of 1,490,000 options vest over various periods up to four years. The options have an exercise price of $0.23 per share, and expire in ten years. Total fair value of these options at grant date was approximately $1,179,000, which was determined using the Black-Scholes-Merton option pricing model with the following average assumption: stock price ranging from $0.23 to $0.38 per share, expected term ranging from five to seven years, volatility ranging from 213% to 218%, dividend rate of 0% and risk-free interest rate of 1.77%. During the year ended December 31, 2019, the Company recognized $711,404 of compensation expense relating to vested stock options. As of December 31, 2019, the amount of unvested compensation related to stock options was approximately $468,000 which will be recorded as an expense in future periods as the options vest.

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of measurement corresponding with the expected term of the share option award; the expected term represents the weighted-average period of time that share option awards granted are expected to be outstanding giving consideration to vesting schedules and historical participant exercise behavior; the expected volatility is based upon historical volatility of the Company’s common stock; and the expected dividend yield is based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future.

A summary of stock option activity during the year ended December 31, 2019 and the nine-month period ended December 31, 2018 is as follows:

	Number of warrants	Weighted Average Exercise Price	Contractual Life in Years

Options Outstanding and Exercisable as of March 31, 2018	-	$-	-
Granted	-	$-	-
Exercised	-	-	-
Expired	-	-	-
Options Outstanding and Exercisable as of December 31, 2018	-	$-	-
Granted	3,290,000	0.23	6.0
Exercised	-	-	-
Expired	-	-	-
Options Outstanding as of December 31, 2019	3,290,000	0.23	6.0
Options Exercisable as of December 31, 2019	1,800,000	$0.23	5.8

At December 31, 2019, the aggregate intrinsic value of the stock options was $322,749.

Stock Warrants

In 2018, the Company issued warrants exercisable into 3,000,000 shares of common stock. The warrants were fully vested when issued, have an exercise price of $0.30 per share, and expire in 2022. Total fair value of these warrants at grant date was approximately $377,000, which was determined using the Black-Scholes-Merton option pricing model with the following average assumption: stock price of $0.20 per share, expected term of four years, volatility of 170%, dividend rate of 0% and risk-free interest rate of 1.76%. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of measurement corresponding with the expected term of the share option award; the expected term represents the weighted-average period of time that share option awards granted are expected to be outstanding giving consideration to vesting schedules and historical participant exercise behavior; the expected volatility is based upon historical volatility of the Company’s common stock; and the expected dividend yield is based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future. During the year ended December 31, 2019, there was a cashless exercise of all of the 3,000,000 warrants.

A summary of warrant activity during the year ended December 31, 2019 and the nine-month period ended December 31, 2018 is as follows:

	Number of warrants	Weighted Average Exercise Price	Contractual Life in Years

Warrants Outstanding and Exercisable as of March 31, 2018	-	$-	-
Granted	3,000,000	$0.30	4.00
Exercised	-	-	-
Expired	-	-	-
Warrants Outstanding and Exercisable as of December 31, 2018	3,000,000	$0.30	4.00
Granted	-	-	-
Exercised	(3,000,000)	$0.30	-
Expired	-	-	-
Warrants Outstanding and Exercisable as of December 31, 2019	-	$-	-